Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.9%
5,848	iShares 20+ Year Treasury Bond ETF	$654,274	2.9
7,984	iShares MSCI Japan ETF	427,863	1.9
10,700	Vanguard Emerging Markets ETF	440,091	2.0
57,630	Vanguard FTSE Developed Markets ETF	2,331,710	10.4
5,197	Vanguard Mid-Cap ETF	1,088,512	4.8
3,525	Vanguard Short-Term Treasury ETF	206,353	0.9

	Total Exchange-Traded Funds
	(Cost $5,931,419)	5,148,803	22.9

MUTUAL FUNDS: 77.0%
	Affiliated Investment Companies: 18.0%
98,553	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	941,177	4.2
178,805	Voya Multi-Manager International Equity Fund - Class P3	1,621,759	7.2
138,809	Voya Multi-Manager International Factors Fund - Class P3	1,152,117	5.1
37,143	Voya Short Term Bond Fund - Class P3	346,549	1.5
		4,061,602	18.0

	Unaffiliated Investment Companies: 59.0%
272,568	TIAA-CREF S&P 500 Index Fund - Institutional Class	11,905,750	53.0
63,865	TIAA-CREF SmallCap Blend Index Fund - Class I	1,357,775	6.0
		13,263,525	59.0

	Total Mutual Funds
	(Cost $19,263,571)	17,325,127	77.0

	Total Investments in Securities (Cost $25,194,990)	$22,473,930	99.9
	Assets in Excess of Other Liabilities	16,214	0.1
	Net Assets	$22,490,144	100.0

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,148,803	$–	$–	$5,148,803
Mutual Funds	17,325,127	–	–	17,325,127
Total Investments, at fair value	$22,473,930	$–	$–	$22,473,930

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	$859,334	$200,676	$(94,284)	$(24,549)	$941,177	$-	$(37,786)	$-
Voya Multi-Manager International Equity Fund - Class P3	1,484,415	441,850	(225,604)	(78,902)	1,621,759	-	(65,788)	-
Voya Multi-Manager International Factors Fund - Class P3	1,054,267	315,801	(136,581)	(81,371)	1,152,117	-	(36,617)	-
Voya Short Term Bond Fund - Class R6	-	763,406	(763,406)	-	-	810	(5,241)	-
Voya Short Term Bond Fund - Class P3	-	382,475	(35,751)	(175)	346,549	1,429	-	-
	$3,398,016	$2,104,208	$(1,255,626)	$(184,997)	$4,061,602	$2,239	$(145,432)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $25,773,798.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(3,299,868)

Net Unrealized Depreciation	$(3,299,868)